Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Property, Plant and Equipment [Line Items]
Lessee, operating lease, term of contract	3 years
Operating lease liability	$ 39		$ 170
Lessee operating lease incremental borrowing yearly rate	5.80%
Operating assets	$ 71	$ 15
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Operating lease expense	$ 78	$ 101